Policyholder Account Balances (Summary of Policyholder Account Balances by Ranges) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 113,972,000,000	$ 109,716,000,000
4.01% and Above [Member]
Policyholder Account Balance [Line Items]
Minimum Crediting Rate	4.01%
Variable Annuities [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 22,184,000,000	19,148,000,000	$ 12,145,000,000
Variable Annuities [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	2,218,000,000	2,280,000,000
Variable Annuities [Member] | 101-150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 8,000,000	$ 9,000,000
Variable Annuities [Member] | Minimum Crediting Rate Up to 1.00% [Member]
Policyholder Account Balance [Line Items]
Minimum Crediting Rate	1.00%	1.00%
Variable Annuities [Member] | 1.01% to 2.00% [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 12,000,000	$ 14,000,000
Variable Annuities [Member] | 1.01% to 2.00% [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	4,000,000	5,000,000
Variable Annuities [Member] | 1.01% to 2.00% [Member] | 101-150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	8,000,000	9,000,000
Variable Annuities [Member] | 2.01% to 3.00% [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	658,000,000	687,000,000
Variable Annuities [Member] | 2.01% to 3.00% [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	658,000,000	687,000,000
Variable Annuities [Member] | 3.01% to 4.00% [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1,545,000,000	1,576,000,000
Variable Annuities [Member] | 3.01% to 4.00% [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1,545,000,000	1,576,000,000
Variable Annuities [Member] | 4.01% and Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 11,000,000	$ 12,000,000
Minimum Crediting Rate	4.01%	4.01%
Variable Annuities [Member] | 4.01% and Above [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 11,000,000	$ 12,000,000
Variable Annuities [Member] | Minimum Crediting Rate Other [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 19,958,000,000	$ 16,859,000,000
Variable Annuities [Member] | Minimum [Member] | 1.01% to 2.00% [Member]
Policyholder Account Balance [Line Items]
Minimum Crediting Rate	1.01%	1.01%
Variable Annuities [Member] | Minimum [Member] | 2.01% to 3.00% [Member]
Policyholder Account Balance [Line Items]
Minimum Crediting Rate	2.01%	2.01%
Variable Annuities [Member] | Minimum [Member] | 3.01% to 4.00% [Member]
Policyholder Account Balance [Line Items]
Minimum Crediting Rate	3.01%	3.01%
Variable Annuities [Member] | Maximum [Member] | 1.01% to 2.00% [Member]
Policyholder Account Balance [Line Items]
Minimum Crediting Rate	2.00%	2.00%
Variable Annuities [Member] | Maximum [Member] | 2.01% to 3.00% [Member]
Policyholder Account Balance [Line Items]
Minimum Crediting Rate	3.00%	3.00%
Variable Annuities [Member] | Maximum [Member] | 3.01% to 4.00% [Member]
Policyholder Account Balance [Line Items]
Minimum Crediting Rate	4.00%	4.00%
Fixed Annuities [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 23,338,000,000	$ 22,522,000,000	$ 23,154,000,000
Fixed Annuities [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	4,927,000,000	4,854,000,000
Fixed Annuities [Member] | 1-50 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	646,000,000	759,000,000
Fixed Annuities [Member] | 51-100 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	769,000,000	1,037,000,000
Fixed Annuities [Member] | 101-150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1,055,000,000	1,396,000,000
Fixed Annuities [Member] | Greater Then 150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	2,386,000,000	1,594,000,000
Fixed Annuities [Member] | Minimum Crediting Rate Up to 1.00% [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 3,869,000,000	$ 3,724,000,000
Minimum Crediting Rate	1.00%	1.00%
Fixed Annuities [Member] | Minimum Crediting Rate Up to 1.00% [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 891,000,000	$ 656,000,000
Fixed Annuities [Member] | Minimum Crediting Rate Up to 1.00% [Member] | 1-50 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	497,000,000	710,000,000
Fixed Annuities [Member] | Minimum Crediting Rate Up to 1.00% [Member] | 51-100 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	589,000,000	869,000,000
Fixed Annuities [Member] | Minimum Crediting Rate Up to 1.00% [Member] | 101-150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	563,000,000	921,000,000
Fixed Annuities [Member] | Minimum Crediting Rate Up to 1.00% [Member] | Greater Then 150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1,329,000,000	568,000,000
Fixed Annuities [Member] | 1.01% to 2.00% [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	2,416,000,000	2,277,000,000
Fixed Annuities [Member] | 1.01% to 2.00% [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	544,000,000	594,000,000
Fixed Annuities [Member] | 1.01% to 2.00% [Member] | 1-50 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	144,000,000	32,000,000
Fixed Annuities [Member] | 1.01% to 2.00% [Member] | 51-100 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	179,000,000	156,000,000
Fixed Annuities [Member] | 1.01% to 2.00% [Member] | 101-150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	492,000,000	469,000,000
Fixed Annuities [Member] | 1.01% to 2.00% [Member] | Greater Then 150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1,057,000,000	1,026,000,000
Fixed Annuities [Member] | 2.01% to 3.00% [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1,979,000,000	2,249,000,000
Fixed Annuities [Member] | 2.01% to 3.00% [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1,973,000,000	2,214,000,000
Fixed Annuities [Member] | 2.01% to 3.00% [Member] | 1-50 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	5,000,000	17,000,000
Fixed Annuities [Member] | 2.01% to 3.00% [Member] | 51-100 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1,000,000	12,000,000
Fixed Annuities [Member] | 2.01% to 3.00% [Member] | 101-150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances		6,000,000
Fixed Annuities [Member] | 3.01% to 4.00% [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1,326,000,000	1,190,000,000
Fixed Annuities [Member] | 3.01% to 4.00% [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1,326,000,000	1,190,000,000
Fixed Annuities [Member] | 4.01% and Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 193,000,000	$ 200,000,000
Minimum Crediting Rate	4.01%	4.01%
Fixed Annuities [Member] | 4.01% and Above [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 193,000,000	$ 200,000,000
Fixed Annuities [Member] | Minimum Crediting Rate Other [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 13,555,000,000	$ 12,882,000,000
Fixed Annuities [Member] | Minimum [Member] | 1.01% to 2.00% [Member]
Policyholder Account Balance [Line Items]
Minimum Crediting Rate	1.01%	1.01%
Fixed Annuities [Member] | Minimum [Member] | 2.01% to 3.00% [Member]
Policyholder Account Balance [Line Items]
Minimum Crediting Rate	2.01%	2.01%
Fixed Annuities [Member] | Minimum [Member] | 3.01% to 4.00% [Member]
Policyholder Account Balance [Line Items]
Minimum Crediting Rate	3.01%	3.01%
Fixed Annuities [Member] | Maximum [Member] | 1.01% to 2.00% [Member]
Policyholder Account Balance [Line Items]
Minimum Crediting Rate	2.00%	2.00%
Fixed Annuities [Member] | Maximum [Member] | 2.01% to 3.00% [Member]
Policyholder Account Balance [Line Items]
Minimum Crediting Rate	3.00%	3.00%
Fixed Annuities [Member] | Maximum [Member] | 3.01% to 4.00% [Member]
Policyholder Account Balance [Line Items]
Minimum Crediting Rate	4.00%	4.00%
UL and Other [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 37,258,000,000	$ 37,719,000,000
UL and Other [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	27,776,000,000	28,168,000,000
UL and Other [Member] | 1-50 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	156,000,000	157,000,000
UL and Other [Member] | 51-100 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	195,000,000	570,000,000
UL and Other [Member] | 101-150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	29,000,000	30,000,000
UL and Other [Member] | Greater Then 150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	3,574,000,000	3,589,000,000
UL and Other [Member] | Minimum Crediting Rate Up to 1.00% [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 833,000,000	$ 1,157,000,000
Minimum Crediting Rate	1.00%	1.00%
UL and Other [Member] | Minimum Crediting Rate Up to 1.00% [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 318,000,000	$ 331,000,000
UL and Other [Member] | Minimum Crediting Rate Up to 1.00% [Member] | 51-100 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	194,000,000	569,000,000
UL and Other [Member] | Minimum Crediting Rate Up to 1.00% [Member] | 101-150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	29,000,000	30,000,000
UL and Other [Member] | Minimum Crediting Rate Up to 1.00% [Member] | Greater Then 150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	292,000,000	227,000,000
UL and Other [Member] | 1.01% to 2.00% [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	3,840,000,000	3,893,000,000
UL and Other [Member] | 1.01% to 2.00% [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	558,000,000	531,000,000
UL and Other [Member] | 1.01% to 2.00% [Member] | Greater Then 150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	3,282,000,000	3,362,000,000
UL and Other [Member] | 2.01% to 3.00% [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	7,374,000,000	7,437,000,000
UL and Other [Member] | 2.01% to 3.00% [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	7,218,000,000	7,280,000,000
UL and Other [Member] | 2.01% to 3.00% [Member] | 1-50 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	156,000,000	157,000,000
UL and Other [Member] | 3.01% to 4.00% [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	15,859,000,000	16,195,000,000
UL and Other [Member] | 3.01% to 4.00% [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	15,858,000,000	16,194,000,000
UL and Other [Member] | 3.01% to 4.00% [Member] | 51-100 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1,000,000	1,000,000
UL and Other [Member] | 4.01% and Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	3,824,000,000	$ 3,832,000,000
Minimum Crediting Rate		4.01%
UL and Other [Member] | 4.01% and Above [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	3,824,000,000	$ 3,832,000,000
UL and Other [Member] | Minimum Crediting Rate Other [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 5,528,000,000	$ 5,205,000,000
UL and Other [Member] | Minimum [Member] | 1.01% to 2.00% [Member]
Policyholder Account Balance [Line Items]
Minimum Crediting Rate	1.01%	1.01%
UL and Other [Member] | Minimum [Member] | 2.01% to 3.00% [Member]
Policyholder Account Balance [Line Items]
Minimum Crediting Rate	2.01%	2.01%
UL and Other [Member] | Minimum [Member] | 3.01% to 4.00% [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 3.01
Minimum Crediting Rate		3.01%
UL and Other [Member] | Maximum [Member] | 1.01% to 2.00% [Member]
Policyholder Account Balance [Line Items]
Minimum Crediting Rate	2.00%	2.00%
UL and Other [Member] | Maximum [Member] | 2.01% to 3.00% [Member]
Policyholder Account Balance [Line Items]
Minimum Crediting Rate	3.00%	3.00%
UL and Other [Member] | Maximum [Member] | 3.01% to 4.00% [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 4.00
Minimum Crediting Rate		4.00%
Other Operations [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	6,054,000,000	$ 6,748,000,000
Retirement Plan Services Segment [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	25,138,000,000	23,579,000,000
Retirement Plan Services Segment [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	12,579,000,000	14,248,000,000
Retirement Plan Services Segment [Member] | 1-50 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	3,200,000,000	3,646,000,000
Retirement Plan Services Segment [Member] | 51-100 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	5,286,000,000	2,478,000,000
Retirement Plan Services Segment [Member] | 101-150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	2,165,000,000	1,278,000,000
Retirement Plan Services Segment [Member] | Greater Then 150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1,908,000,000	1,929,000,000
Retirement Plan Services Segment [Member] | Minimum Crediting Rate Up to 1.00% [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 9,877,000,000	$ 8,092,000,000
Minimum Crediting Rate	1.00%	1.00%
Retirement Plan Services Segment [Member] | Minimum Crediting Rate Up to 1.00% [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 961,000,000	$ 1,054,000,000
Retirement Plan Services Segment [Member] | Minimum Crediting Rate Up to 1.00% [Member] | 1-50 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1,001,000,000	2,613,000,000
Retirement Plan Services Segment [Member] | Minimum Crediting Rate Up to 1.00% [Member] | 51-100 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	4,304,000,000	1,683,000,000
Retirement Plan Services Segment [Member] | Minimum Crediting Rate Up to 1.00% [Member] | 101-150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1,703,000,000	813,000,000
Retirement Plan Services Segment [Member] | Minimum Crediting Rate Up to 1.00% [Member] | Greater Then 150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1,908,000,000	1,929,000,000
Retirement Plan Services Segment [Member] | 1.01% to 2.00% [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	5,415,000,000	5,027,000,000
Retirement Plan Services Segment [Member] | 1.01% to 2.00% [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1,774,000,000	2,736,000,000
Retirement Plan Services Segment [Member] | 1.01% to 2.00% [Member] | 1-50 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	2,197,000,000	1,031,000,000
Retirement Plan Services Segment [Member] | 1.01% to 2.00% [Member] | 51-100 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	982,000,000	795,000,000
Retirement Plan Services Segment [Member] | 1.01% to 2.00% [Member] | 101-150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	462,000,000	465,000,000
Retirement Plan Services Segment [Member] | 2.01% to 3.00% [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	2,712,000,000	2,892,000,000
Retirement Plan Services Segment [Member] | 2.01% to 3.00% [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	2,711,000,000	2,891,000,000
Retirement Plan Services Segment [Member] | 2.01% to 3.00% [Member] | 1-50 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1,000,000	1,000,000
Retirement Plan Services Segment [Member] | 3.01% to 4.00% [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	5,623,000,000	5,928,000,000
Retirement Plan Services Segment [Member] | 3.01% to 4.00% [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	5,622,000,000	5,927,000,000
Retirement Plan Services Segment [Member] | 3.01% to 4.00% [Member] | 1-50 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1,000,000	1,000,000
Retirement Plan Services Segment [Member] | 4.01% and Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 1,511,000,000	$ 1,640,000,000
Minimum Crediting Rate	4.01%	4.01%
Retirement Plan Services Segment [Member] | 4.01% and Above [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 1,511,000,000	$ 1,640,000,000
Retirement Plan Services Segment [Member] | Minimum [Member] | 1.01% to 2.00% [Member]
Policyholder Account Balance [Line Items]
Minimum Crediting Rate	1.01%	1.01%
Retirement Plan Services Segment [Member] | Minimum [Member] | 2.01% to 3.00% [Member]
Policyholder Account Balance [Line Items]
Minimum Crediting Rate	2.01%	2.01%
Retirement Plan Services Segment [Member] | Minimum [Member] | 3.01% to 4.00% [Member]
Policyholder Account Balance [Line Items]
Minimum Crediting Rate	3.01%	3.01%
Retirement Plan Services Segment [Member] | Maximum [Member] | 1.01% to 2.00% [Member]
Policyholder Account Balance [Line Items]
Minimum Crediting Rate	2.00%	2.00%
Retirement Plan Services Segment [Member] | Maximum [Member] | 2.01% to 3.00% [Member]
Policyholder Account Balance [Line Items]
Minimum Crediting Rate	3.00%	3.00%
Retirement Plan Services Segment [Member] | Maximum [Member] | 3.01% to 4.00% [Member]
Policyholder Account Balance [Line Items]
Minimum Crediting Rate	4.00%	4.00%